Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

18.    Subsequent Events

Financing Activity

In January 2012, the Company entered into a $250 million unsecured term loan (“Unsecured Term Loan”), which consists of a $200 million tranche that bears interest at an annual rate of LIBOR plus 210 basis points and matures on January 31, 2019, and a $50 million tranche that currently bears interest at an annual rate of LIBOR plus 170 basis points and matures on January 31, 2017. Additionally, the Company entered into interest rate swaps on the $200 million tranche to fix the interest rate at 3.64%. Borrowings on the Unsecured Term Loan bear interest at LIBOR plus a margin based upon DDR’s long-term senior unsecured debt ratings.

Investment Activity

In January 2012, affiliates of the Company and The Blackstone Group L.P. (“Blackstone”) formed a joint venture that is expected to acquire a portfolio of 46 shopping centers owned by EPN Group and managed by the Company. The transaction is valued at approximately $1.4 billion, including assumed debt of $640 million and at least $305 million of anticipated new financings. An affiliate of Blackstone will own 95% of the common equity of the joint venture, and the remaining 5% interest will be owned by an affiliate of the Company. The Company is also expected to invest $150 million in preferred equity in the venture with a fixed dividend rate of 10%, and will continue to provide leasing and property management services. In addition, the Company will have the right of first offer to acquire ten of the assets under specified conditions.

In connection with the transaction described above, in January 2012 the Company entered into forward sale agreements with respect to 18,975,000 of its common shares at a price of $12.95 per share. Subject to the Company’s right to elect cash or net share settlement, the Company expects to physically settle the forward sale agreements on or about June 29, 2012. The Company expects to use the net proceeds to fund its investment in the joint venture with an affiliate of Blackstone as described above.

Unaudited—For the period February 29, 2012 through September 30, 2012

The Blackstone transaction and the forward sale agreements described above as Investment Activity closed in June 2012.

During the period January 1, 2012 through September 30, 2012, the Company purchased seven operating assets, including its unconsolidated joint venture partner’s ownership interest in five operating assets. The aggregate purchase price of these assets was approximately $333 million. The Company recorded an aggregate Gain on Change in Control of Interest of approximately $80 million related to the difference between the Company’s carrying value and fair value of the previously held equity interest as a result of the purchase of the remaining interest in the five operating assets.

During the period January 1, 2012 through September 30, 2012, the Company sold 12.7 million common shares through its continuous equity program, generating gross proceeds of $190.0 million. The net proceeds were used to acquire shopping centers.

In August 2012, the Company issued $200.0 million of its newly designated 6.50% Class J cumulative redeemable preferred shares (the “Class J Preferred Shares”) at a price of $500.00 per share (or $25.00 per depositary share). In addition, in August 2012 the Company redeemed its 7.50% Class I cumulative redeemable preferred shares (the “Class I Preferred Shares”) at a redemption price of $500.00 per share (or $25.00 per depositary share) plus accrued and unpaid dividends of $3.75 per share (or $0.1875 per depositary share). The proceeds from the issuance of the Class J Preferred Shares were used primarily to redeem all of the Class I Preferred Shares. The Company recorded a charge of $5.8 million related to the write-off of the Class I Preferred Shares’ original issuance costs.

In June 2012, the Company issued $300 million aggregate principal amount of 4.625% senior unsecured notes due July 2022. Also in June 2012, the Company repaid all of its 5.375% senior unsecured notes at par with an aggregate principal amount of $223.5 million. These notes were scheduled to mature in October 2012.